RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Cash and cash equivalents (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Cash equivalents	$ 13,234,832	$ 30,245,268
Cash held by entity	3,798,025	6,397,561
Total cash and cash equivalents	17,032,857	36,642,829	$ 34,025,535	$ 30,117,236
Investment grade [member]
Disclosure of financial assets [line items]
Cash equivalents	12,051,274	16,351,608
Speculative grade [member]
Disclosure of financial assets [line items]
Cash equivalents	1,148,798	13,820,904
Without grade or not available [member]
Disclosure of financial assets [line items]
Cash equivalents	34,760	72,756
Cash and cash equivalents with Central Bank [member] | Investment grade [member]
Disclosure of financial assets [line items]
Cash equivalents	4,541,687	5,113,247
Cash and cash equivalents with Central Bank [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Cash equivalents	2,058	11,200,970
Cash and cash equivalents, financial entities [member] | Investment grade [member]
Disclosure of financial assets [line items]
Cash equivalents	7,509,587	11,238,361
Cash and cash equivalents, financial entities [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Cash equivalents	1,146,740	2,619,934
Cash and cash equivalents, financial entities [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Cash equivalents	$ 34,760	$ 72,756